Interests in Joint Arrangements	12 Months Ended
Jun. 30, 2025
Interests in Joint Arrangements [Abstract]
Interests in Joint Arrangements
27.	Interests in Joint Arrangements

The Group’s interests in joint arrangements are classified as either joint operations or joint ventures. The classification depends on the contractual rights and obligations of each investor, rather than the legal structure of the joint arrangement.

Joint arrangements represent the contractual sharing of control between two or more parties in a business venture where decisions about the relevant activities of the arrangement (those that significantly affect the returns of the business venture) require the unanimous consent of the parties sharing control.

The Group has interests in the following joint arrangements at reporting date:

			Ownership interest
Project	Country	Counterparty	2025%	2024%	2023%
Moblan Lithium Project (1)	Canada	Investissement Québec	60	60	60
Morella Lithium Joint Venture (2)	Australia	Morella Corporation Limited	49	49	49
Vallée Lithium Project (3)	Canada	Consolidated Lithium Metals Inc.	25	25	–

(1)
On 15 October 2021, the Group acquired a 60 per cent interest in the Moblan Lithium Project, a drilling deposit host to high grade spodumene mineralisation. The project is 40 per cent owned by Investissement Québec.

(2)
On 27 November 2022, Morella Corporation Limited satisfied the requirements under the Earn-In Agreement relating to several Pilbara tenements with lithium rights located in the Pilgangoora district in Western Australia, Australia. Under the agreement, Morella Corporation Limited was required to spend $1.5 million on exploration within three years in order to earn a 51 per cent interest in the project. The Joint Venture Agreement was executed on 15 July 2024.

(3)
On 14 December 2023, North American Lithium Inc. satisfied a requirement under the Earn-In Agreement relating to the assets and mineral rights of the Vallée Lithium Project located in Québec, Canada. Under the agreement, North American Lithium Inc. was required to spend C$4.0 million on exploration within a twelve-month period to earn a 25 per cent interest in the project.

The above interests represent arrangements in which the parties maintain direct interests in each asset, and obligations for the liabilities, relating to the arrangement. The Group's interest in the assets and liabilities, revenue and expenses of joint operations are included in the respective line items of the consolidated financial statements.